Share Capital - Schedule of Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of classes of share capital [line items]
Issued and fully paid share capital	£ 3,105	£ 3,105	£ 3,105	£ 3,119	£ 3,119	£ 3,119
Redemption of preference shares, amount	£ 0	£ (14)
Ordinary Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	31,051,768,866	31,051,768,866	31,051,768,866	31,051,768,866	31,051,768,866	31,051,768,866
Issued and fully paid share capital	£ 3,105	£ 3,105	£ 3,105	£ 3,105	£ 3,105	£ 3,105
Number of redemption of preference shares (in shares)	0	0
Redemption of preference shares, amount	£ 0	£ 0
Three Hundred Million Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	0	0	0	13,780	13,780	13,780
Issued and fully paid share capital	£ 0	£ 0	£ 0	£ 14	£ 14	£ 14
Number of redemption of preference shares (in shares)	0	(13,780)
Redemption of preference shares, amount	£ 0	£ (14)